NET FOREIGN EXCHANGE INCOME (LOSSES) (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) of foreign currency exchange differences
Net gains (losses) of foreign currency exchange positions		$ 131,196	$ (30,191)	$ 75,873
Other foreign currency exchange gains (losses)		1,537	1,202	(1,412)
Subtotal		132,733	(28,989)	74,461
Gains (losses) of exchange rate readjustments
Adjustment to loan to customers		(82)	14
Adjustment to investment instruments		(824)	(121)
Adjustments to deposits and saving account			10
Adjustments to other liabilities		1,385
Fair value gains (losses) on foreign currency hedging derivatives (1) (*)	[1],[2]	(87,047)	(19,762)
Subtotal		(86,568)	(19,859)
Total		$ 46,165	$ (48,848)	$ 74,461

[1]	Correspond to current earnings related to hedging foreign currency assets and liabilities. Different information is disclosed in Note 23 Interest Income and Expense and Note 25 Net Trading and Investment Income
[2]	The fair value gains (losses) on hedging derivatives as of December 31, 2017, 2016 and 2015 was as follows